Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Trade accounts payable	$9,535,819	$7,155,339
Credit cards payable	323,628	318,314
Accrued payroll liabilities	1,133,140	1,241,448
Accrued interest	2,584,603	1,712,991
Accrued dividends	12,724	32,997
Accrued taxes	225,699	371,524
Other accrued liabilities	1,607,761	1,362,063
Total accounts payable and accrued expenses	$15,423,374	$12,194,676
Accounts payable and accrued expenses as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Trade accounts payable	$7,540,554	$4,129,393
Credit cards payable	401,665	357,964
Accrued payroll liabilities	1,334,456	824,369
Accrued interest	1,712,991	1,179,875
Accrued dividends	32,997	136,052
Other accrued liabilities	2,095,958	114,116
Total accounts payable and accrued expenses	$13,118,621	$6,741,769